Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 27,028	$ 7,532
Restricted bank deposits	39	34
Prepaid expenses	571	370
Other current assets	1,264	397
Inventory		2,320
TOTAL CURRENT ASSETS	28,902	10,653
NON-CURRENT ASSETS:
Restricted bank deposits	221	192
Prepaid expenses	799	91
Digital assets	91,628
Operating lease right of use assets	726	974
Property and equipment, net	289	927
TOTAL NON-CURRENT ASSETS	93,663	2,184
TOTAL ASSETS	122,565	12,837
CURRENT LIABILITIES:
Accounts payable	178	297
Other payables and accrued expenses	2,161	870
Short-term employee benefits	302	668
Current maturities of operating lease liabilities	292	314
TOTAL CURRENT LIABILITIES	2,933	5,190
NON-CURRENT LIABILITIES:
Warrants liability		331
Operating lease liabilities	432	598
TOTAL NON-CURRENT LIABILITIES	432	929
TOTAL LIABILITIES	3,365	6,119
COMMITMENTS AND CONTINGENCIES (Note 10)
SHAREHOLDERS’ EQUITY:
Share capital - Ordinary shares of NIS 0.00286 par value - Authorized: 1,000,000,000 shares on December 31, 2025, and 34,973,575 at December 31 2024; Issued and outstanding: 161,995,282 shares on December 31, 2025, and 12,105,496 at December 31, 2024	139	10
Additional paid-in capital	234,083	67,026
Accumulated other comprehensive loss	(1,262)	(2,147)
Accumulated deficit	(113,760)	(58,171)
TOTAL EQUITY	119,200	6,718
TOTAL LIABILITIES AND EQUITY	122,565	12,837
Nonrelated Party [Member]
CURRENT LIABILITIES:
Promissory note		890
Related Party [Member]
CURRENT LIABILITIES:
Promissory note		$ 2,151